Time Deposits - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Time deposits, $100,000 or more	$ 1,400	$ 1,400	$ 1,200
Time deposits, $250,000 or more	739	$ 718	$ 624
Time deposits, average interest rate		2.51%	1.26%
Time deposits, including brokered deposits, less than $100,000	$ 589	$ 642	$ 780